Related parties	6 Months Ended
Jun. 30, 2021
Related parties [Abstract]
Related parties
Note 11. - Related parties
The related parties of the Company are primarily Algonquin and its subsidiaries, non-controlling interests (Note 13), entities accounted for under the equity method (Note 7) as well as the Directors and the Senior Management of the Company.
Details of balances with related parties as of June 30, 2021 and December 31, 2020 are as follows:

	Balance as of June 30,	Balance as of December 31,
	($ in thousands)
	2021	2020

Credit receivables (current)	20,101	23,067
Credit receivables (non-current)	13,082	10,082
Total receivables from related parties	33,183	33,149

Credit payables (current)	22,888	18,477
Credit payables (non-current)	5,809	6,810
Total payables to related parties	28,698	25,287

Current credit receivables as of June 30, 2021 mainly correspond to the short-term portion of the loan to Arroyo Netherland II B.V., the holding company of Pemcorp SAPI de CV., Monterrey´s project entity (Note 7) for $16.9 million ($15.5 million as of December 31, 2020).
Non-current credit receivables as of June 30, 2021 and December 31, 2020 correspond to the long-term portion of the loan to Arroyo Netherland II B.V.
Credit payables relate to debts with non-controlling partners in Kaxu, Solaben 2 & 3 and Solacor 1 & 2 for an amount of $20.6 million as of June 30, 2021 ($21.1 million as of December 31, 2020). Current credit payables also include the dividend to be paid by AYES Canada to Algonquin for $4.3 million as of June 30, 2021 ($4.2 million as of December 31, 2020) and the dividend to be paid by Aguas de Skikda to Algerian Energy Company for $3.8 million as of June 30, 2021.
The transactions carried out by entities included in these Consolidated Condensed Interim Financial Statements with related parties, for the six-month periods ended June 30, 2021 and 2020 have been as follows:

	For the six-month period ended June 30,
	2021	2020
	($ in thousands)
Financial income	1,029	782
Financial expenses	(62)	(84)